revenue from contracts with customers	12 Months Ended
Dec. 31, 2017
revenue from contracts with customers
revenue from contracts with customers

6 revenue from contracts with customers

Accounts receivable

As at December 31 (millions)	Note	2017	2016
Customer accounts receivable	4(b)	$1,221	$1,217
Accrued receivables — customer		143	131
Allowance for doubtful accounts	4(b)	(43)	(54)

		1,321	1,294
Accrued receivables — other		302	177

		$1,623	$1,471